UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Phillips Financial Management, LLC
Address: 6920 Pointe Inverness Way, Suite 230
         Fort Wayne, IN  46804

13F File Number:  028-11590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeanine M. Herold
Title:     Chief Compliance Officer
Phone:     (260) 420-7732

Signature, Place, and Date of Signing:

  /s/  Jeanine M. Herold     Fort Wayne, IN     January 22, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    55

Form 13F Information Table Value Total:    $233,888 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
GENERAL ELECTRIC CO            COM              369604103      732    34864 SH       SOLE                        0        0    34864
ISHARES GOLD TRUST             ISHARES          464285105      381    23430 SH       SOLE                        0        0    23430
ISHARES S&P GSCI COMMODITY I   UNIT BEN INT     46428R107      484    14768 SH       SOLE                        0        0    14768
ISHARES TR                     BARCLYS TIPS BD  464287176     3010    24794 SH       SOLE                        0        0    24794
ISHARES TR                     CORE S&P500 ETF  464287200    20822   145467 SH       SOLE                        0        0   145467
ISHARES TR                     CORE TOTUSBD ETF 464287226     4342    39093 SH       SOLE                        0        0    39093
ISHARES TR                     S&P NA NAT RES   464287374      937    24560 SH       SOLE                        0        0    24560
ISHARES TR                     S&P 500 VALUE    464287408    20450   308023 SH       SOLE                        0        0   308023
ISHARES TR                     MSCI EAFE INDEX  464287465    15291   268923 SH       SOLE                        0        0   268923
ISHARES TR                     RUSSELL MIDCAP   464287499     2362    20881 SH       SOLE                        0        0    20881
ISHARES TR                     CORE S&P MCP ETF 464287507    23802   234044 SH       SOLE                        0        0   234044
ISHARES TR                     RUSSELL1000VAL   464287598     1493    20503 SH       SOLE                        0        0    20503
ISHARES TR                     RUSSELL 1000     464287622     1957    24728 SH       SOLE                        0        0    24728
ISHARES TR                     RUSL 2000 VALU   464287630      873    11559 SH       SOLE                        0        0    11559
ISHARES TR                     S&P SMLCP VALU   464287879     9763   120669 SH       SOLE                        0        0   120669
ISHARES TR                     S&P SH NTL AMTFR 464288158     1188    11183 SH       SOLE                        0        0    11183
ISHARES TR                     MSCI ACWI INDX   464288257      505    12059 SH       SOLE                        0        0    12059
JPMORGAN CHASE & CO            COM              46625H100      772    17564 SH       SOLE                        0        0    17564
LINCOLN NATL CORP IND          COM              534187109     1909    73696 SH       SOLE                        0        0    73696
SPDR INDEX SHS FDS             GLB NAT RESRCE   78463X541     1670    32385 SH       SOLE                        0        0    32385
SPDR INDEX SHS FDS             DJ INTL RL ETF   78463X863      540    13054 SH       SOLE                        0        0    13054
SPDR INDEX SHS FDS             S&P WRLD EX US   78463X889      936    36944 SH       SOLE                        0        0    36944
SPDR S&P 500 ETF TR            TR UNIT          78462F103     1788    12558 SH       SOLE                        0        0    12558
SPDR SERIES TRUST              INTR TRM CORP BD 78464A375     1192    34225 SH       SOLE                        0        0    34225
SPDR SERIES TRUST              BRC HGH YLD BD   78464A417     3170    77873 SH       SOLE                        0        0    77873
SPDR SERIES TRUST              NUVN BR SHT MUNI 78464A425      742    30510 SH       SOLE                        0        0    30510
SPDR SERIES TRUST              BARC SHT TR CP   78464A474     2470    80401 SH       SOLE                        0        0    80401
SPDR SERIES TRUST              DJ REIT ETF      78464A607    10072   138033 SH       SOLE                        0        0   138033
SPDR SERIES TRUST              BARCLYS TIPS ETF 78464A656     4816    79320 SH       SOLE                        0        0    79320
TOWER FINANCIAL CORP           COM              891769101      290    24369 SH       SOLE                        0        0    24369
US BANCORP DEL                 COM NEW          902973304      955    29889 SH       SOLE                        0        0    29889
VANGUARD ADMIRAL FDS INC       500 VAL IDX FD   921932703     2179    34276 SH       SOLE                        0        0    34276
VANGUARD ADMIRAL FDS INC       SMLCP 600 VAL    921932778     1048    15156 SH       SOLE                        0        0    15156
VANGUARD ADMIRAL FDS INC       MIDCP 400 IDX    921932885     2185    32102 SH       SOLE                        0        0    32102
VANGUARD BD INDEX FD INC       INTERMED TERM    921937819     1125    22455 SH       SOLE                        0        0    22455
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827     4506    55636 SH       SOLE                        0        0    55636
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835    20080   238958 SH       SOLE                        0        0   238958
VANGUARD INDEX FDS             S&P 500 ETF SH   922908413     1864    28601 SH       SOLE                        0        0    28601
VANGUARD INDEX FDS             REIT ETF         922908553     7525   114356 SH       SOLE                        0        0   114356
VANGUARD INDEX FDS             SM CP VAL ETF    922908611     3636    50044 SH       SOLE                        0        0    50044
VANGUARD INDEX FDS             MID CAP ETF      922908629     2032    45631 SH       SOLE                        0        0    45631
VANGUARD INDEX FDS             LARGE CAP ETF    922908637     2337    47859 SH       SOLE                        0        0    47859
VANGUARD INDEX FDS             VALUE ETF        922908744     2838    48259 SH       SOLE                        0        0    48259
VANGUARD INDEX FDS             TOTAL STK MKT    922908769     1424    19437 SH       SOLE                        0        0    19437
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     6185    70080 SH       SOLE                        0        0    70080
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858      730    14940 SH       SOLE                        0        0    14940
VANGUARD INTL EQUITY INDEX F   MSCI EUROPE ETF  922042874     1896    21633 SH       SOLE                        0        0    21633
VANGUARD MALVERN FDS           STRM INFPROIDX   922020805     5218    63290 SH       SOLE                        0        0    63290
VANGUARD SCOTTSDALE FDS        SHRT-TERM CORP   92206C409     1367    17016 SH       SOLE                        0        0    17016
VANGUARD SCOTTSDALE FDS        INT-TERM CORP    92206C870     1832    28115 SH       SOLE                        0        0    28115
VANGUARD STAR FD               VG TL INTL STK F 921909768     6451   137088 SH       SOLE                        0        0   137088
VANGUARD TAX MANAGED INTL FD   MSCI EAFE ETF    921943858    12601   275431 SH       SOLE                        0        0   275431
VANGUARD WORLD FD              MEGA VALUE 300   921910840     3151    73841 SH       SOLE                        0        0    73841
VANGUARD WORLD FD              MEGA CAP INDEX   921910873     1548    43953 SH       SOLE                        0        0    43953
WILLIAMS COS INC DEL           COM              969457100      416    12698 SH       SOLE                        0        0    12698